Operating segments (Tables)	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Schedule of Operating Segments

	For the three months ended July 31, 2022
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$2,361	$1,759	$200	$405	$(49)	$4,676
Non-interest income (3)(4)	758	660	1,112	747	(154)	3,123
Total revenues	3,119	2,419	1,312	1,152	(203)	7,799
Provision for credit losses	93	325	5	(15)	4	412
Non-interest expenses	1,385	1,295	796	655	60	4,191
Provision for income taxes	428	122	133	134	(215)	602
Net income	$1,213	$677	$378	$378	$(52)	$2,594
Net income attributable to non-controlling interests in subsidiaries	$–	$52	$2	$–	$–	$54
Net income attributable to equity holders of the Bank	$1,213	$625	$376	$378	$(52)	$2,540
Average assets ($ billions)	$437	$209	$33	$443	$173	$1,295
Average liabilities ($ billions)	$337	$155	$48	$419	$263	$1,222
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $92 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $15, International Banking – $54, Global Wealth Management – $3, and Other – $(28).

	For the three months ended April 30, 2022
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$2,144	$1,687	$184	$360	$98	$4,473
Non-interest income (3)(4)	759	720	1,174	902	(86)	3,469
Total revenues	2,903	2,407	1,358	1,262	12	7,942
Provision for credit losses	(12)	276	1	(46)	–	219
Non-interest expenses	1,324	1,268	803	653	111	4,159
Provision for income taxes	412	182	145	167	(89)	817
Net income	$1,179	$681	$409	$488	$(10)	$2,747
Net income attributable to non-controlling interests in subsidiaries	$–	$76	$2	$–	$–	$78
Net income attributable to equity holders of the Bank	$1,179	$605	$407	$488	$(10)	$2,669
Average assets ($ billions)	$423	$204	$32	$431	$174	$1,264
Average liabilities ($ billions)	$326	$149	$48	$400	$269	$1,192
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $92 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $ 18, International Banking – $77, Global Wealth Management – $5, and Other – $(16).

	For the three months ended July 31, 2021
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$2,030	$1,586	$160	$363	$78	$4,217
Non-interest income (3)(4)	765	776	1,175	890	(66)	3,540
Total revenues	2,795	2,362	1,335	1,253	12	7,757
Provision for credit losses	69	339	(1)	(27)	–	380
Non-interest expenses	1,267	1,299	812	620	99	4,097
Provision for income taxes	380	160	132	147	(81)	738
Net income	$1,079	$564	$392	$513	$(6)	$2,542
Net income attributable to non-controlling interests in subsidiaries	$–	$78	$2	$–	$1	$81
Net income attributable to equity holders of the Bank	$1,079	$486	$390	$513	$(7)	$2,461
Average assets ($ billions)	$384	$191	$29	$401	$143	$1,148
Average liabilities ($ billions)	$317	$146	$46	$373	$194	$1,076
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $74 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $ 23, International Banking – $52, Global Wealth Management – $3, and Other – $(5).

	For the nine months ended July 31, 2022
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$6,638	$5,094	$558	$1,138	$65	$13,493
Non-interest income (3)(4)	2,258	2,129	3,534	2,680	(304)	10,297
Total revenues	8,896	7,223	4,092	3,818	(239)	23,790
Provision for credit losses	46	875	5	(77)	4	853
Non-interest expenses	3,991	3,848	2,461	1,978	295	12,573
Provision for income taxes	1,266	512	424	490	(409)	2,283
Net income	$3,593	$1,988	$1,202	$1,427	$(129)	$8,081
Net income attributable to non-controlling interests in subsidiaries	$–	$213	$7	$–	$–	$220
Net income attributable to equity holders of the Bank	$3,593	$1,775	$1,195	$1,427	$(129)	$7,861
Average assets ($ billions)	$424	$203	$32	$440	$166	$1,265
Average liabilities ($ billions)	$328	$149	$48	$409	$258	$1,192
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $276 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $ 41, International Banking – $199, Global Wealth Management – $9, and Other – $(30).

	For the nine months ended July 31, 2021
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$5,948	$5,036	$467	$1,071	$222	$12,744
Non-interest income (3)(4)	2,119	2,265	3,566	2,775	96	10,821
Total revenues	8,067	7,301	4,033	3,846	318	23,565
Provision for credit losses	429	1,260	1	(50)	–	1,640
Non-interest expenses	3,700	3,995	2,431	1,867	354	12,347
Provision for income taxes	1,021	498	414	456	(207)	2,182
Net income	$2,917	$1,548	$1,187	$1,573	$171	$7,396
Net income attributable to non-controlling interests in subsidiaries	$–	$253	$7	$–	$1	$261
Net income attributable to equity holders of the Bank	$2,917	$1,295	$1,180	$1,573	$170	$7,135
Average assets ($ billions)	$375	$195	$28	$398	$156	$1,152
Average liabilities ($ billions)	$311	$149	$44	$386	$191	$1,081
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $219 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $ 69, International Banking – $154, Global Wealth Management – $10, and Other – $10.